Debt, Derivatives and Royalty certificates liabilities - Short-term derivatives (Details)								1 Months Ended	12 Months Ended
	Dec. 02, 2025 shares	Sep. 01, 2025 shares	May 07, 2025 EUR (€) € / shares shares	Apr. 28, 2025 shares	Dec. 19, 2024 EUR (€) € / shares shares	Dec. 11, 2024 EUR (€) € / shares D shares	Oct. 17, 2024 EUR (€) € / shares shares	May 31, 2025 EUR (€) € / shares shares	Dec. 31, 2025 EUR (€) € / shares shares	Dec. 31, 2024 EUR (€) € / shares shares	Dec. 31, 2023 EUR (€)	Oct. 14, 2024 EUR (€)
Disclosure of detailed information about borrowings [line items]
Derivative liabilities | €										€ 73,400,000
Par value per share | € / shares									€ 0.01
Proceeds from issuance of shares | €									€ 206,441,000	57,338,000	€ 30,589,000
Issue of prefunded warrants | €									138,130,000	58,227,000
T2 New Shares and T2 BSAs call options
Disclosure of detailed information about borrowings [line items]
Derivative liabilities | €			€ 158,100,000							73,400,000
Losses on fair value variation | €									(84,700,000)
Financial liabilities carried at fair value through profit or loss
Disclosure of detailed information about borrowings [line items]
Derivative liabilities | €										73,400,000		€ 89,400,000
2024 Financing arrangement in three tranches
Disclosure of detailed information about borrowings [line items]
Gross proceeds | €								€ 115,600,000
Tranche I, 2024 Financing arrangement in three tranches
Disclosure of detailed information about borrowings [line items]
Shares issued during period upon exercise of warrants | shares				1,000,000
Tranche I, phase I, 2024 Financing arrangement in three tranches
Disclosure of detailed information about borrowings [line items]
Gross proceeds | €										94,100,000
Net proceeds | €										86,600,000
Tranche I, phase II, 2024 Financing arrangement in three tranches
Disclosure of detailed information about borrowings [line items]
Gross proceeds | €					€ 21,400,000					21,400,000
Net proceeds | €					€ 20,100,000					€ 20,100,000
Tranche II, 2024 Financing arrangement in three tranches
Disclosure of detailed information about borrowings [line items]
Gross proceeds | €			115,600,000					115,600,000
Net proceeds | €			108,500,000					€ 108,500,000
Fair Value (in millions of euros) | €			273,700,000
Tranche II, 2024 Financing arrangement in three tranches | T2 New Shares and T2 BSAs call options
Disclosure of detailed information about borrowings [line items]
Derivative liabilities | €			€ 158,100,000
Tranche III, 2024 Financing arrangement in three tranches
Disclosure of detailed information about borrowings [line items]
Maximum proceeds from exercise of warrants | €									€ 116,000,000
T2 BSA Prefunded Warrants | Tranche II, 2024 Financing arrangement in three tranches
Disclosure of detailed information about borrowings [line items]
Number of warrants issued | shares			43,437,036					43,437,036
Number of shares callable by warrants | shares								43,437,036
Exercise price of warrant | € / shares								€ 1.35
Subscription price per warrant | € / shares			€ 1.34					1.34
Par value per share | € / shares			€ 0.01
Aggregate gross proceed | €						€ 58,639,998.6
Exercise price per warrant | € / shares								€ 1.35
Adjustment to warrant subscription price | € / shares						€ 0.01
Number of shares per warrant | shares			1			1		1		1
Number of instruments | shares			43,400,000			43,400,000				43,400,000
Stock price | € / shares			€ 3.19
Stock price | € / shares						€ 2.37				€ 2.18
Maturity term of warrants						3 months 15 days				3 months
Expected volatility						59.30%				58.30%
Fair value of potential warrants | €			€ 138,100,000			€ 45,400,000				€ 37,300,000
Unit Fair value (€) | € / shares			3.18			1.05				0.86
Issue of prefunded warrants | €			€ 138,100,000
T2 BSA Prefunded Warrants | Tranche II, 2024 Financing arrangement in three tranches | T2 BSA Call options
Disclosure of detailed information about borrowings [line items]
Derivative liabilities | €			€ 79,900,000
T1 BSA Warrants | Tranche I, 2024 Financing arrangement in three tranches
Disclosure of detailed information about borrowings [line items]
Number of warrants exercised | shares									9,372,755
Shares issued during period upon exercise of warrants | shares									9,372,755
T1 BSA Warrants | Tranche I, phase I, 2024 Financing arrangement in three tranches
Disclosure of detailed information about borrowings [line items]
Number of warrants issued | shares							35,399,481			35,399,481
Number of shares callable by warrants | shares							35,399,481			35,399,481
Exercise price of warrant | € / shares							€ 0.01			€ 0.01
Subscription price per warrant | € / shares							€ 1.34			1.34
Gross proceeds | €							€ 94,100,000
Net proceeds | €							€ 86,600,000
Shares issued during period upon exercise of warrants | shares	1,251,724	6,800,000
Exercise price per warrant | € / shares							€ 0.01			€ 0.01
T1 bis BSA Warrants | Tranche I, phase II, 2024 Financing arrangement in three tranches
Disclosure of detailed information about borrowings [line items]
Number of warrants issued | shares					8,053,847					8,053,847
Number of shares callable by warrants | shares					8,053,847					8,053,847
Exercise price of warrant | € / shares					€ 0.01					€ 0.01
Subscription price per warrant | € / shares					1.34
Exercise price per warrant | € / shares					€ 0.01					0.01
Warrants, Subscription Price | € / shares										€ 1.34
T1 New Share | Tranche I, phase I, 2024 Financing arrangement in three tranches
Disclosure of detailed information about borrowings [line items]
Number of shares issued during the period | shares							34,600,507			34,600,507
Price per share | € / shares							€ 1.35			€ 1.35
T2 New Share | Tranche II, 2024 Financing arrangement in three tranches
Disclosure of detailed information about borrowings [line items]
Number of shares issued during the period | shares			42,488,883				42,488,883	42,488,883
Par value per share | € / shares			€ 0.01
Number of instruments | shares			42,500,000			42,500,000				42,500,000
Number of shares per instruments | shares			1			1				1
Stock price | € / shares			€ 3.19			€ 2.37				€ 2.18
Maturity						3 months 15 days				3 months
Expected volatility						59.30%				58.30%
Fair value of potential shares | €			€ 135,500,000			€ 44,000,000				€ 36,100,000
Price per share | € / shares			€ 1.35				€ 1.35
Proceeds from issuance of shares | €			€ 57,400,000				€ 57,400,000
Unit fair value | € / shares			3.19			1.04				0.85
T2 New Share | Tranche II, 2024 Financing arrangement in three tranches | T2 New Shares Call options
Disclosure of detailed information about borrowings [line items]
Derivative liabilities | €			€ 78,200,000
T2 New Share | If five day volume weighted average price more than €1.35 | Tranche II, 2024 Financing arrangement in three tranches
Disclosure of detailed information about borrowings [line items]
Call option strike price | € / shares						€ 1.35			€ 1.35
Call option, conversion ratio									1
T2 New Share | ABSA warrants | Tranche II, 2024 Financing arrangement in three tranches
Disclosure of detailed information about borrowings [line items]
Aggregate gross proceed | €						€ 57,359,992
Number of trading days of volume weighted average price | D						5
T1 bis Shares | Tranche I, phase II, 2024 Financing arrangement in three tranches
Disclosure of detailed information about borrowings [line items]
Number of shares issued during the period | shares					7,872,064					7,872,064
Price per share | € / shares					€ 1.35					€ 1.35
Maximum | T2 BSA Prefunded Warrants | Tranche II, 2024 Financing arrangement in three tranches
Disclosure of detailed information about borrowings [line items]
Exercise price of warrant | € / shares						€ 1.35
Exercise price per warrant | € / shares						1.35
Maximum | T3 BSA warrants | Tranche II, 2024 Financing arrangement in three tranches
Disclosure of detailed information about borrowings [line items]
Additional proceeds receivable upon exercise of warrants | €			€ 116,000,000						€ 116,000,000
Maximum | T2 New Share | ABSA warrants | Tranche II, 2024 Financing arrangement in three tranches
Disclosure of detailed information about borrowings [line items]
Exercise price of warrant | € / shares						1.35
Exercise price per warrant | € / shares						€ 1.35